Siren Large Cap Blend Index ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Number of Shares			Value
COMMON STOCKS 99.6%
		Communications 21.1%
28		Alphabet, Inc. - Class A (a)	$81,117
267		AT&T, Inc.	6,568
42		Charter Communications, Inc. - Class A (a)	27,383
934		Comcast Corp. - Class A	47,008
205		Meta Platforms, Inc. - Class A (a)	68,952
100		Netflix, Inc. (a)	60,244
170		T-Mobile US, Inc. (a)	19,717
128		The Walt Disney Co. (a)	19,826
428		Verizon Communications, Inc.	22,239
			353,054
		Consumer Discretionary 14.2%
17		Amazon.com, Inc. (a)	56,684
108		JD.com, Inc. - ADR (a)	7,567
3		MercadoLibre, Inc. (a)	4,045
173		NIKE, Inc. - Class B	28,834
140		Pinduoduo, Inc. - ADR (a)	8,162
235		Starbucks Corp.	27,488
61		Tesla, Inc. (a)	64,464
96		The Home Depot, Inc.	39,841
			237,085
		Consumer Staples 8.5%
70		Costco Wholesale Corp.	39,739
178		PepsiCo, Inc.	30,920
500		The Coca-Cola Co.	29,605
110		The Procter & Gamble Co.	17,994
171		Walmart, Inc.	24,742
			143,000
		Energy 1.5%
419		Exxon Mobil Corp.	25,639

		Financials 9.6%
661		Bank of America Corp.	29,408
111		Berkshire Hathaway, Inc. - Class B (a)	33,189
181		JPMorgan Chase & Co.	28,661
76		Mastercard, Inc. - Class A	27,308
89		PayPal Holdings, Inc. (a)	16,783
117		Visa, Inc. - Class A	25,355
			160,704
		Health Care 5.4%
44		Amgen, Inc.	9,899
140		Johnson & Johnson	23,950
264		Merck & Co., Inc.	20,233
72		UnitedHealth Group, Inc.	36,154
			90,236
		Technology 39.3%
103		Adobe, Inc. (a)	58,407
269		Advanced Micro Devices, Inc. (a)	38,709
359		Apple, Inc.	63,748
225		Applied Materials, Inc.	35,406
42		ASML Holding NV - ADR	33,438
78		Broadcom, Inc.	51,902
554		Cisco Systems, Inc.	35,107
828		Intel Corp.	42,642
64		Intuit, Inc.	41,166
199		Microsoft Corp.	66,928
336		NVIDIA Corp.	98,821
149		QUALCOMM, Inc.	27,248
108		Salesforce.com, Inc. (a)	27,446
138		Texas Instruments, Inc.	26,009
64		Zoom Video Communications, Inc. - Class A (a)	11,770
			658,747
		Total Common Stocks
		(Cost $1,197,430)	1,668,465

MONEY MARKET FUNDS 0.4%
6,506		First American Government Obligations Fund, 0.026% (b)	6,506
		Total Money Market Funds
		(Cost $6,506)	6,506

		Total Investments 100.0%
		(Cost $1,203,936)	1,674,971

		Other Assets in Excess of Liabilities 0.0%	178

		TOTAL NET ASSETS 100.0%	$1,675,149

	(a)	Non-Income Producing.
	(b)	7-day net yield at December 31, 2021.
	ADR - American Depositary Receipt

Siren DIVCON Leaders Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Number of Shares			Value
COMMON STOCKS 97.1%
		Communications 1.2%
10,311		Activision Blizzard, Inc.	$685,991

		Consumer Discretionary 13.7%
8,309		Best Buy Co., Inc.	844,194
1,887		Domino's Pizza, Inc.	1,064,891
9,446		DR Horton, Inc.	1,024,419
3,325		Lowe's Companies, Inc.	859,536
5,028		NIKE, Inc. - Class B	837,962
1,582		Pool Corp.	895,412
2,090		The Home Depot, Inc.	867,371
3,662		Tractor Supply Co.	873,753
4,572		Williams-Sonoma, Inc.	773,256
			8,040,794
		Consumer Staples 5.6%
9,545		Colgate-Palmolive Co.	814,570
3,459		Dollar General Corp.	815,736
3,409		Target Corp.	789,043
4,439		The Hershey Co.	858,861
			3,278,210
		Energy 1.3%
8,546		EOG Resources, Inc.	759,141

		Financials 14.3%
13,263		Aflac, Inc.	774,426
16,278		Ally Financial, Inc.	774,996
12,220		Brown & Brown, Inc.	858,822
7,167		Discover Financial Services	828,255
23,408		Franklin Resources, Inc.	783,934
3,129		Mastercard, Inc. - Class A	1,124,312
8,079		Morgan Stanley	793,059
4,231		T. Rowe Price Group, Inc.	831,984
2,057		The Goldman Sachs Group, Inc.	786,905
4,029		Visa, Inc. - Class A	873,170
			8,429,863
		Health Care 10.5%
6,006		Abbott Laboratories	845,285
5,391		Agilent Technologies, Inc.	860,614
9,428		Baxter International, Inc.	809,300
2,751		Danaher Corp.	905,118
3,642		McKesson Corp.	905,278
1,337		Thermo Fisher Scientific, Inc.	891,834
2,019		West Pharmaceutical Services, Inc.	946,931
			6,164,360
		Industrials 14.7%
9,692		Amphenol Corp. - Class A	847,662
20,718		CSX Corp.	778,997
6,336		Expeditors International of Washington, Inc.	850,927
3,891		JB Hunt Transport Services, Inc.	795,321
4,396		L3Harris Technologies, Inc.	937,403
4,686		Nordson Corp.	1,196,195
2,409		Old Dominion Freight Line, Inc.	863,167
2,443		Parker-Hannifin Corp.	777,167
5,680		Waste Connections, Inc.	774,014
1,616		W.W. Grainger, Inc.	837,399
			8,658,252
		Materials 6.6%
3,760		Avery Dennison Corp.	814,303
4,755		Celanese Corp.	799,125
7,838		Nucor Corp.	894,708
3,869		The Sherwin-Williams Co.	1,362,507
			3,870,643
		Technology 29.2%
4,614		Analog Devices, Inc.	810,983
5,258		Apple, Inc.	933,663
5,220		Applied Materials, Inc.	821,419
1,416		Broadcom, Inc.	942,221
4,147		CDW Corporation of Delaware	849,222
1,576		FactSet Research Systems, Inc.	765,952
21,903		HP, Inc.	825,075
1,318		Intuit, Inc.	847,764
2,132		KLA Corp.	916,994
1,289		Lam Research Corp.	926,984
2,615		Microsoft Corp.	879,477
1,575		Monolithic Power Systems, Inc.	776,798
2,201		Moody's Corp.	859,667
4,297		QUALCOMM, Inc.	785,792
1,814		S&P Global, Inc.	856,081
5,787		Skyworks Solutions, Inc.	897,795
9,942		SS&C Technologies Holdings, Inc.	815,045
5,541		Teradyne, Inc.	906,120
4,698		Texas Instruments, Inc.	885,432
2,886		Ubiquiti, Inc.	885,136
			17,187,620
		Total Common Stocks
		(Cost $49,472,651)	57,074,874

MONEY MARKET FUNDS 2.9%
1,705,276		First American Government Obligations Fund, 0.026% (a)	1,705,276
		Total Money Market Funds
		(Cost $1,705,276)	1,705,276

		Total Investments 100.0%
		(Cost $51,177,927)	58,780,150

		Other Assets in Excess of Liabilities 0.0%	11,569

		TOTAL NET ASSETS 100.0%	$58,791,719

	(a)	7-day net yield at December 31, 2021.

Siren DIVCON Dividend Defender ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Number of Shares			Value
COMMON STOCKS 80.8%
		Communications 1.2%
7,176		Activision Blizzard, Inc. (a)	$477,419

		Consumer Discretionary 10.6%
4,817		Best Buy Co., Inc.	489,407
920		Domino's Pizza, Inc.	519,184
4,720		DR Horton, Inc. (a)	511,884
1,769		Lowe's Companies, Inc.	457,251
2,679		NIKE, Inc. - Class B	446,509
844		Pool Corp.	477,704
1,066		The Home Depot, Inc.	442,401
2,102		Tractor Supply Co. (a)	501,537
2,411		Williams-Sonoma, Inc.	407,772
			4,253,649
		Consumer Staples 4.5%
5,252		Colgate-Palmolive Co.	448,206
1,929		Dollar General Corp. (a)	454,916
1,791		Target Corp.	414,509
2,393		The Hershey Co.	462,974
			1,780,605
		Energy 1.1%
4,756		EOG Resources, Inc.	422,475

		Financials 11.4%
7,872		Aflac, Inc. (a)	459,646
8,956		Ally Financial, Inc.	426,395
7,850		Brown & Brown, Inc. (a)	551,698
3,982		Discover Financial Services	460,160
12,879		Franklin Resources, Inc.	431,318
1,293		Mastercard, Inc. - Class A	464,601
4,332		Morgan Stanley	425,229
2,192		T. Rowe Price Group, Inc. (a)	431,035
1,104		The Goldman Sachs Group, Inc.	422,335
2,215		Visa, Inc. - Class A	480,013
			4,552,430
		Health Care 10.1%
3,220		Abbott Laboratories	453,183
2,890		Agilent Technologies, Inc.	461,389
5,252		Baxter International, Inc.	450,832
1,442		Danaher Corp.	474,432
1,997		McKesson Corp.	496,394
689		Thermo Fisher Scientific, Inc.	459,728
1,362		West Pharmaceutical Services, Inc. (a)	638,792
2,514		Zoetis, Inc. (a)	613,491
			4,048,241
		Industrials 12.5%
6,050		Amphenol Corp. - Class A (a)	529,133
11,399		CSX Corp.	428,602
3,397		Expeditors International of Washington, Inc.	456,183
2,900		JB Hunt Transport Services, Inc. (a)	592,760
2,329		L3Harris Technologies, Inc. (a)	496,636
2,910		Nordson Corp. (a)	742,836
1,267		Old Dominion Freight Line, Inc.	454,068
1,366		Parker-Hannifin Corp.	434,552
3,148		Waste Connections, Inc.	428,978
875		W.W. Grainger, Inc.	453,460
			5,017,208
		Materials 4.5%
2,055		Avery Dennison Corp.	445,051
2,700		Celanese Corp.	453,762
4,202		Nucor Corp.	479,658
1,145		The Sherwin-Williams Co. (a)	403,223
			1,781,694
		Technology 24.9%
2,434		Analog Devices, Inc.	427,824
2,621		Apple, Inc. (a)	465,411
2,891		Applied Materials, Inc.	454,928
764		Broadcom, Inc.	508,373
2,270		CDW Corporation of Delaware	464,851
997		FactSet Research Systems, Inc. (a)	484,552
11,742		HP, Inc.	442,321
636		Intuit, Inc. (a)	409,088
1,204		KLA Corp. (a)	517,852
910		Lam Research Corp. (a)	654,427
1,541		Microsoft Corp. (a)	518,269
791		Monolithic Power Systems, Inc.	390,224
1,366		Moody's Corp. (a)	533,532
570		MSCI, Inc. (a)	349,233
2,325		QUALCOMM, Inc.	425,173
1,166		S&P Global, Inc. (a)	550,270
3,054		Skyworks Solutions, Inc. (a)	473,798
5,614		SS&C Technologies Holdings, Inc.	460,236
2,670		Teradyne, Inc. (a)	436,625
3,151		Texas Instruments, Inc. (a)	593,869
1,383		Ubiquiti, Inc.	424,166
			9,985,022
		Total Common Stocks
		(Cost $27,692,309)	32,318,743

MONEY MARKET FUNDS 17.1%
6,863,090		First American Government Obligations Fund, 0.026% (b)	6,863,090
		Total Money Market Funds
		(Cost $6,863,090)	6,863,090

		Total Investments Before Securities Sold Short
		(Cost $34,555,399)	39,181,833

SECURITIES SOLD SHORT
COMMON STOCKS (25.9%)
		Communications (1.5)%
(4,458)		Electronic Arts, Inc.	(588,010)

		Consumer Discretionary (3.4)%
(31,469)		Ford Motor Co.	(653,611)
(16,067)		MGM Resorts International	(721,087)
			(1,374,698)
		Consumer Staples (1.7)%
(18,662)		The Kraft Heinz Co.	(669,966)

		Energy (7.1)%
(24,506)		Baker Hughes Co.	(589,614)
(25,594)		Halliburton Co.	(585,335)
(6,887)		Hess Corp.	(509,845)
(20,914)		Occidental Petroleum Corp.	(606,297)
(18,453)		Schlumberger NV	(552,667)
			(2,843,758)
		Financials (2.4)%
(9,451)		The Progressive Corp.	(970,145)

		Health Care (1.7)%
(48,737)		Viatris, Inc.	(659,412)

		Industrials (1.9)%
(7,928)		General Electric Co.	(748,958)

		Utilities (6.2)%
(34,825)		CenterPoint Energy, Inc.	(971,965)
(9,114)		Dominion Energy, Inc.	(715,996)
(6,787)		DTE Energy Co.	(811,318)
			(2,499,279)
		Total Securities Sold Short
		[Proceeds $(9,552,572)]	(10,354,226)

		Total Investments 72.0%
		(Cost $25,002,827)	28,827,607

		Other Assets in Excess of Liabilities 28.0%	11,217,942

		TOTAL NET ASSETS 100.0%	$40,045,549

	(a)
Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at December 31, 2021 was $24,629,530, which includes cash in the amount of $11,237,598.

	(b)	7-day net yield at December 31, 2021.

Siren Nasdaq NexGen Economy ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Number of Shares			Value
COMMON STOCKS 99.7%
		Communications 9.9%
32,390		Baidu, Inc. - ADR (b)	$4,819,308
109,649		Digital Garage, Inc. (a)	4,666,016
205,789		GMO Internet, Inc. (a)	4,857,143
9,969		Meta Platforms, Inc. - Class A (b)	3,353,073
6,454		Swisscom AG (a)	3,644,895
78,010		Tencent Holdings Ltd. (a)	4,570,021
			25,910,456
		Consumer Discretionary 6.5%
38,557		Alibaba Group Holding Ltd. - ADR (b)	4,580,186
67,055		JD.com, Inc. - ADR (b)	4,698,544
69,721		Overstock.com, Inc. (b)	4,114,236
360,388		Rakuten Group, Inc. (a)	3,615,472
			17,008,438
		Consumer Staples 1.4%
25,146		Walmart, Inc.	3,638,375

		Financials 36.7%
24,920		American Express Co.	4,076,912
61,176		Citigroup, Inc.	3,694,419
22,658		Coinbase Global, Inc. - Class A (b)	5,718,200
59,264		Customers Bancorp, Inc. (b)	3,874,088
20,274		Deutsche Boerse AG (a)	3,395,350
260,624		Galaxy Digital Holdings Ltd. (a)(b)	4,666,693
274,978		ING Groep NV - ADR	3,827,694
28,096		Intercontinental Exchange, Inc.	3,842,690
30,176		JPMorgan Chase & Co.	4,778,370
12,553		Mastercard, Inc. - Class A	4,510,544
1,132,632		Mogo, Inc. (b)	3,873,602
21,494		Nasdaq, Inc.	4,513,955
26,761		PayPal Holdings, Inc. (b)	5,046,589
222,940		Plus500 Ltd. (a)	4,105,439
208,475		Robinhood Markets, Inc. - Class A (b)	3,702,516
174,221		SBI Holdings, Inc. (a)	4,748,177
13,958		Signature Bank/New York NY	4,514,994
30,487		Silvergate Capital Corp. - Class A (b)	4,518,173
63,239		The Bank of New York Mellon Corp.	3,672,921
8,873		The Goldman Sachs Group, Inc.	3,394,366
34,667		TMX Group Ltd. (a)(b)	3,514,797
20,300		Visa, Inc. - Class A	4,399,213
1,211,764		ZhongAn Online P&C Insurance Co. Ltd. (a)(b)	4,211,426
			96,601,128
		Industrials 3.3%
79,037		Hitachi Ltd. (a)	4,280,627
26,129		Siemens AG (a)	4,541,897
			8,822,524
		Technology 41.9%
12,682		Accenture PLC - Class A	5,257,323
31,964		Advanced Micro Devices, Inc. (b)	4,599,620
427,955		Bakkt Holdings, Inc. (b)	3,641,897
762,167		Bitfarms Ltd. of Canada (b)	3,848,943
29,274		Block, Inc. (b)	4,728,044
25,389		Broadridge Financial Solutions, Inc.	4,641,617
770,078		Canaan, Inc. (b)	3,965,902
69,419		Cisco Systems, Inc.	4,399,082
2,010,238		Ebang International Holdings, Inc. - Class A (b)	2,070,545
27,759		Fujitsu Ltd. (a)	4,761,237
274,468		Hewlett Packard Enterprise Co.	4,328,360
1,803,419		Huobi Technology Holdings Ltd. (a)(b)	1,898,810
166,780		Infosys Ltd. - ADR	4,221,202
40,249		International Business Machines Corp.	5,379,681
127,028		Marathon Digital Holdings, Inc. (b)	4,174,140
37,891		Micron Technology, Inc.	3,529,547
13,936		Microsoft Corp.	4,686,955
7,428		MicroStrategy, Inc. (b)	4,044,472
199,454		NTT Data Corp. (a)	4,275,872
15,046		NVIDIA Corp.	4,425,179
1,287,994		OneConnect Financial Technology Co. Ltd. (b)	3,181,345
45,136		Oracle Corp.	3,936,311
2,523		Samsung Electronics Co. Ltd. - GDR 144A (c)	4,160,427
31,656		SAP SE - ADR	4,435,322
31,873		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,834,641
20,392		Texas Instruments, Inc.	3,843,280
682,714		Z Holdings Corp. (a)	3,961,083
			110,230,837
		Total Common Stocks
		(Cost $229,193,656)	262,211,758

MONEY MARKET FUNDS 0.2%
482,153		First American Government Obligations Fund, 0.026% (d)	482,153
		Total Money Market Funds
		(Cost $482,153)	482,153

		Total Investments 99.9%
		(Cost $229,675,809)	262,693,911

		Other Assets in Excess of Liabilities 0.1%	196,935

		TOTAL NET ASSETS 100.0%	$262,890,846

	(a)	U.S.-dollar denominated security of a foreign issuer.
	(b)	Non-Income Producing.
	(c)
Security was purchased pursuant to Rule 144 under the securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers.  Unless otherwise noted, 144 securities are deemed to be liquid. At December 31, 2021, the net value of these securities amounted to $4,160,427 which represents 1.6% of net assets.

	(d)	7-day net yield at December 31, 2021.
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt

The net asset value (“NAV”) per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

 • Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

Siren Large Cap Blend Index ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$1,668,465	$-	$-	$1,668,465
Short-Term Investments
Money Market Funds	6,506	-	-	6,506
Total	$1,674,971	$-	$-	$1,674,971

Siren DIVCON Leaders Dividend ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$57,074,874	$-	$-	$57,074,874
Short-Term Investments
Money Market Funds	1,705,276	-	-	1,705,276
Total	$58,780,150	$-	$-	$58,780,150

Siren DIVCON Dividend Defender ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks(a)	$32,318,743	$-	$-	$32,318,743
Short-Term Investments
Money Market Funds	6,863,090	-	-	6,863,090
Total Assets	$39,181,833	$-	$-	$39,181,833

Liabilities
Equity
Common Stocks(a)	$(10,354,226)	$-	$-	$(10,354,226)
Total Liabilities	$(10,354,226)	$-	$-	$(10,354,226)

Siren Nasdaq NexGen Economy ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$262,211,758	$-	$-	$262,211,758
Short-Term Investments
Money Market Funds	482,153	-	-	482,153
Total	$262,693,911	$-	$-	$262,693,911

(a)See each Fund's Schedule of Investments for breakout by sector classification.

Tax Disclosure - The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended December 31, 2021, the Funds did not incur any interest or penalties.